Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Acquisitions [Abstract]
Schedule of Purchase Consideration	Details of the purchase consideration:
Acquisition Date
EUR
Cash purchase	600,000
Contingent consideration	142,000
Total purchase consideration	742,000

Schedule of Purchase Price Allocation

IFRS 3 Purchase Price Allocation of Juve Stabia

	Provisional Purchase Price Allocation June 20, 2025
	EUR
Net Tangible Assets
Current assets	2,339,873	(*)
Current liabilities minus short term debt	(6,142,860)
Net working capital	(3,802,987)
Fixed assets, net	30,638
Other assets	7,228
Deferred tax liability	(4,062,240)
Total tangible asset allocation	(7,827,361)

Identifiable Intangible Assets
Player contracts	1,530,000
Broadcasting rights	2,600,000
Brand	8,930,000
Advertising	1,100,000
Season ticket holders	400,000
Total identifiable intangible assets	14,560,000

Implied goodwill	9,998,941
Total economic goodwill	9,998,941

Business Enterprise Value (BEV)	16,731,580

Long-term debt	(4,726,626)
Non-controlling interest	(482,918)
Total Purchase Price	11,522,036	(**)

(*)	Current assets include the cash acquired amounting to EUR149,723. The total net cash consideration related to our acquisition of Juve Stabia amounted to EUR3,600,277. The net cash consideration related to our acquisition of Juve Stabia recognized during the six months ended June 30, 2025, amounted to EUR3,100,277, as reflected in the interim condensed consolidated statement of cash flows under investing activity.

(**)	As part of the step-up acquisition, Brera Holdings obtained control of Juve Stabia on June 20, 2025, in which it previously held a non-controlling equity interest of 38.46% prior to obtaining control. In accordance with IFRS 3, the previously held investment was remeasured to its fair value of approximately EUR7,042,000 as of the acquisition date, compared to its prior carrying amount of approximately EUR5,000,000. The resulting gain of approximately EUR2,042,000 was recognized in profit or loss under “Gain on remeasurement of previously held interest”.

Schedule of Interim Condensed Consolidated Statement of Profit or Loss

Below represents the profit or loss of Juve Stabia since the acquisition date included in the interim condensed consolidated statement of profit or loss for the six months ended June 30, 2025.

June 30, 2025

Revenue	€410
Cost of revenue	—
Gross profit	410

Operating expenses:
General and administrative expense	646,827
Total operating expenses	646,827

Operating loss	(646,417)

Other income (expense):
Finance costs	(356)
Other income	44
Total other expenses, net	(312)

Loss before income taxes	(646,729)
Provision for income taxes	—
Net loss	€(646,729)

Schedule of Pro Forma Profit and Loss

The following pro forma profit and loss of the Company for the six months ended June 30, 2025 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2025.

	Historical	Historical
	Brera Holdings PLC (**)	Juve Stabia (***)	Pro Forma Adjustments	Pro Forma Combined

CONTINUING OPERATIONS
Revenue	€273,530	€6,973,162	€—	€7,246,692
Revenue – related parties	—	—	—	—
Cost of revenue	8,704	6,573,360	—	6,582,064
Gross profit	264,826	399,802	—	664,628

Operating expenses:
General and administrative expense	3,719,616	3,707,021	566,877	7,993,514
General and administrative expense – related parties	632,034	—	—	632,034
Total operating expenses	4,351,650	3,707,021	566,877	8,625,548

Operating loss from continuing operations	(4,086,824)	(3,307,219)	(566,877)	(7,960,920)

Other income (expense):
Change in fair value of warrant liability	23,077	—	—	23,077
Finance costs	(356)	(94,654)	—	(95,010)
Finance costs - related parties	(72,783)	—	—	(72,783)
Gain on remeasurement of previously held interest	2,042,272	—	—	2,042,272
Other income	151,739	468,071	—	619,810
Income related to change in fair value of contingent consideration - related parties	78	—	—	78
Total other income, net	2,144,027	373,417	—	2,517,444

Loss before income taxes from continuing operations	(1,942,797)	(2,933,802)	(566,877)	(5,443,476)
Provision for income taxes	—	294,022	—	294,022
Net loss from continuing operations	(1,942,797)	(3,227,824)	(566,877)	(5,737,498)

Loss from discontinued operations, net of tax	(710,822)	—	—	(710,822)

Net loss	€(2,653,619)	€(3,227,824)	€(566,877)	€(6,448,320)

Attributable to the Company	€(2,023,535)	€(1,678,468)	€(294,776)	€(3,996,779)
Attributable to non-controlling interest	€(630,084)	€(1,549,356)	€(272,101)	€(2,451,541)

Other comprehensive income (loss):
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments	237,513	—	—	237,513
Total comprehensive loss	(2,416,106)	(3,227,824)	(566,877)	€(6,210,807)

Weighted average shares outstanding – basic and diluted:
Ordinary shares – Class A	627,833			627,833
Ordinary shares – Class B	1,269,152			1,269,152

Net loss per share from continuing operations – basic and diluted:
Ordinary shares – Class A	€(0.69)			€(1.74)
Ordinary shares – Class B	€(0.69)			€(1.74)

Net loss per share from discontinued operations – basic and diluted:
Ordinary shares – Class A	€(0.37)			€(0.37)
Ordinary shares – Class B	€(0.37)			€(0.37)

(**)	Includes the profit and loss activity of Juve Stabia from June 21, 2025 to June 30, 2025

(***)	Includes the profit and loss activity of Juve Stabia from January 1, 2025 through June 20, 2025 (date of acquisition).

The following pro forma profit and loss of the Company for the six months ended June 30, 2024 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2024.

	Historical	Historical	Pro Forma	Pro Forma
	Brera Holdings PLC	Juve Stabia	Adjustments	Combined

CONTINUING OPERATIONS
Revenue	€460,961	€2,105,517	€—	€2,566,478
Revenue – related parties	31,239	—	—	31,239
Cost of revenue	28,263	2,202,505	—	2,230,768
Gross profit	463,937	(96,988)	—	366,949

Operating expenses:
General and administrative expense	1,934,487	1,668,405	603,342	4,206,234
General and administrative expense – related parties	1,362,346	—	—	1,362,346
Total operating expenses	3,296,833	1,668,405	603,342	5,568,580

Operating loss from continuing operations	(2,832,896)	(1,765,393)	(603,342)	(5,201,631)

Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss	2,389	—	—	2,389
Change in fair value of warrant liability	(19,389)	—	—	(19,389)
Finance costs	—	(86,143)	—	(86,143)
Other income	215,712	(40,212)	—	175,500
Total other income, net	198,712	(126,355)	—	72,357

Loss before income taxes from continuing operations	(2,634,184)	(1,891,748)	(603,342)	(5,129,274)
Provision for income taxes	—	—	—	—
Net loss from continuing operations	(2,634,184)	(1,891,748)	(603,342)	(5,129,274)

Loss from discontinued operations, net of tax	(553,817)	—	—	(553,817)

Net loss	€(3,188,001)	€(1,891,748)	€(603,342)	€(5,683,091)

Attributable to the Company	€(2,916,990)	€(983,709)	€(313,738)	€(4,214,437)
Attributable to non-controlling interest	€(271,011)	€(908,039)	€(289,604)	€(1,468,654)

Other comprehensive income (loss):
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments	16,921	—	—	16,921
Total comprehensive loss	(3,171,080)	(1,891,748)	(603,342)	€(5,666,170)

Weighted average shares outstanding – basic and diluted:
Ordinary shares – Class A	704,780		—	704,780
Ordinary shares – Class B	523,769		740,000	1,263,769

Net loss per share from continuing operations – basic and diluted:
Ordinary shares – Class A	€(1.92)			€(1.69)
Ordinary shares – Class B	€(1.92)			€(1.69)

Net loss per share from discontinued operations – basic and diluted:
Ordinary shares – Class A	€(0.45)			€(0.45)
Ordinary shares – Class B	€(0.45)			€(0.45)